Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Operations and Comprehensive Loss (Unaudited)
Revenue	$ 107,042	$ 174,710	$ 738,729	$ 258,660	$ 520,645	$ 62,732
Operating Expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)					193,876	56,338
Amortization and depreciation	63,647	62,152	190,247	186,306	248,510	803
Cost of revenue, exclusive of amortization and depreciation shown separately below)	99,808	79,919	242,683	121,105
General and administration	194,381	87,530	534,308	239,208	322,860	256,686
Advertising and marketing	172,667	18,656	530,043	58,474
Marketing					148,289	96,553
Cost of revenue - related parties	26,256	23,371	99,392	50,536
Management compensation	0	180,000	0	180,000	180,000	2,100,000
Professional fees - related parties	62,744	8,688,629	1,596,358	8,845,464	8,899,596	188,036
Professional fees	48,902	117,508	1,651,011	493,155	625,452	282,875
Total operating expenses	668,405	9,257,765	4,844,042	10,174,248	10,618,583	2,981,291
Loss from Operations	(561,363)	(9,083,055)	(4,105,313)	(9,915,588)	(10,097,938)	(2,918,559)
Other Expense
Interest expense	(93,875)	(1,760)	(94,760)	(2,519)	(4,328)	(255)
Loss on settlement of debt	0	0	(882,279)	0
Total other expense	(93,875)	(1,760)	(977,039)	(2,519)	(4,328)	(255)
Loss from continuing operations before taxes	(655,238)	(9,084,815)	(5,082,352)	(9,918,107)	(10,102,266)	(2,918,814)
Provision for income taxes	0	0	0	0	0	0
Loss from continuing operations					(10,102,266)	(2,918,814)
Discontinued operations:
Income from discontinued operations					0	13,016
Loss on disposition of digital currency and digital currency assets					0	(2,030)
Income from discontinued operations					0	10,986
Net loss	(655,238)	(9,084,815)	(5,082,352)	(9,918,107)	(10,102,266)	(2,907,828)
Comprehensive loss	$ (655,238)	$ (9,084,815)	$ (5,082,352)	$ (9,918,107)	$ (10,102,266)	$ (2,907,828)
Loss from continuing operations per common share - basic and diluted					$ (0.10)	$ (0.05)
Income from discontinued operations per common share - basic					0	0.00
Income from discontinued operations per common share - diluted					0	0.00
Net loss per common share - basic and diluted	$ (0.02)	$ (0.09)	$ (0.09)	$ (0.10)	$ (0.10)	$ (0.05)
Basic and diluted weighted average number of common shares outstanding	36,563,020	97,545,388	54,993,582	96,366,267	96,663,470	62,254,977